Property and equipment - Summary of Depreciation and Amortization Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Cost of services	R$ 606,639	R$ 529,793	R$ 299,240
General and administrative expenses	229,394	226,353	161,331
Selling expenses	42,148	43,879	46,798
Other income or expenses, net	0	301	0
Depreciation and amortization	878,181	800,326	507,369
Depreciation charge	585,311	513,413	310,630
Amortization charge	R$ 292,870	R$ 286,913	R$ 196,739